PIONEER
                                     -------
                                    SMALL CAP
                                      VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/02

                                     [LOGO]

 Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               6

Schedule of Investments                       9

Financial Statements                         18

Notes to Financial Statements                24

Trustees, Officers and Service Providers     30

The Pioneer Family of Mutual Funds           31

Retirement Plans from Pioneer                32

Pioneer Small Cap Value Fund

LETTER FROM THE PRESIDENT 5/31/02

Dear Shareowners,
--------------------------------------------------------------------------------

The market's upward tilt since last fall suggests that investors have been repositioning portfolios in anticipation of better economic times. Low interest rates and lower taxes are among the keys to their optimistic mood.

That optimism appears to have been justified. Judging by recent reports, the U.S. economy has absorbed the shock of September 11 and, for the most part, moved closer to normalcy. A mild upturn is now underway, according to Federal Reserve Board figures, and what may have been the briefest and shallowest of post-World War II recessions is probably behind us. In early May, the Fed's Open Market Committee noted that the economy was benefiting in particular from a brighter inventory picture; excess inventories have largely been absorbed and investment in new inventory has begun. Other encouraging economic signs include a pickup in manufacturing and increased demand in most -- but not all -- sectors.

Shifts in the economic weather sometimes lead us to shift our ground -- we're tempted to seek shelter when the outlook is cloudy, then rush back out as soon as skies brighten. But if market behavior of recent years has taught us anything, it's that the basic lessons of sound investing -- a long-term view and diversification -- still apply. Jumping in and out of the market with each variation in climate is often no more than guesswork. It's not timing the market that yields solid returns, but time in the market. And well-diversified portfolios, those that include growth and value stocks as well as bonds, always have the potential to hold up better in downturns than portfolios that concentrate on a single investment type.

Planning is never out of season

Although memories of April 15 have receded, it's not too early to think about reducing next year's taxes. A logical first step is to go over this year's return with a qualified professional. In that process you could uncover several tax-cutting ideas, including newly expanded opportunities for owners of IRAs, sole proprietors and participants in corporate retirement plans. Your financial advisor can also explain the benefits of saving for retirement with Pioneer's tax-sensitive investment options.

You can learn more about Pioneer's mutual funds and all of our products and services at www.pioneerfunds.com. For questions about the Pioneer funds you own and advice on additional purchases, please contact your financial advisor.

All of us at Pioneer appreciate your continued business.

Respectfully,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Small Cap Value Fund

PORTFOLIO SUMMARY 5/31/02

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                      90%
Short-Term Cash Equivalents             10%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING INFO WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary                  24%
Industrials                             19%
Financials                              18%
Information Technology                  13%
Energy                                   6%
Materials                                6%
Health Care                              5%
Utilities                                5%
Consumer Staples                         3%
Telecommunication Services               1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

1.    Pediatrix Medical Group, Inc.    1.51%      6.    Swift Energy Co.                    1.38%
2.    Nortek, Inc.                     1.49       7.    Hancock Fabrics, Inc.               1.38
3.    Genesee & Wyoming, Inc.          1.41       8.    Ventas, Inc.                        1.37
4.    Chemed Corp.                     1.38       9.    R.H. Donnelley Corp.                1.37
5.    Blyth Industries, Inc.           1.38      10.    Bedford Property Investors, Inc.    1.35

Fund holdings will vary for other periods.

Pioneer Small Cap Value Fund

PERFORMANCE UPDATE 5/31/02                                        CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/02   11/30/01
                 $26.19    $22.46

Distributions per Share   Income      Short-Term      Long-Term
(11/30/01 - 5/31/02)      Dividends   Capital Gains   Capital Gains
                            --            --               --

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to the growth of the Russell 2000 Index and the Russell 2000 Value Index.

---------------------------------------------
Average Annual Total Returns
(As of May 31, 2002)

                 Net Asset   Public Offering
Period             Value         Price*
Life-of-Class
(2/28/97)        13.69%       12.41%
5 Years          13.36        12.02
1 Year           11.40         4.98
---------------------------------------------

* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Growth of $10,000

[THE FOLLOWING INFO WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Pioneer
              Small Cap
                Value         Russell 2000    Russell 2000
Date            Fund*            Index         Value Index

2/97            $9,425          $10,000          $10,000
               $11,206          $12,083          $12,435
11/98           $9,282          $11,281          $11,662
               $11,661          $13,049          $11,495
11/00          $13,674          $12,972          $13,141
               $15,851          $13,598          $15,636
5/02           $18,483          $14,476          $18,200


The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Given the Fund's value-oriented style, the Russell 2000 Value Index is a more appropriate Index with which to compare the Fund. The Fund will compare its performance to the Russell 2000 Value Index in the future. You cannot invest directly in the Indices.

Small-cap stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

Past performance does not guarantee future results. Return and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Cap Value Fund

PERFORMANCE UPDATE 5/31/02                                        CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/02   11/30/01
                 $25.18    $21.67

Distributions per Share   Income      Short-Term      Long-Term
(11/30/01 - 5/31/02)      Dividends   Capital Gains   Capital Gains
                            --            --               --

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment in Pioneer Small Cap Value Fund compared to the growth of the Russell 2000 Index and the Russell 2000 Value Index.

--------------------------------------
Average Annual Total Returns
(As of May 31, 2002)

                   If          If
Period            Held      Redeemed*
Life-of-Class
(2/28/97)         12.89%       12.78%
5 Years           12.53        12.40
1 Year            10.60         6.60
--------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Growth of $10,000

[THE FOLLOWING INFO WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Pioneer
              Small Cap
                Value         Russell 2000    Russell 2000
Date            Fund*            Index         Value Index

2/97           $10,000          $10,000          $10,000
               $11,847          $12,083          $12,435
11/98           $9,740          $11,281          $11,662
               $12,145          $13,049          $11,495
11/00          $14,132          $12,972          $13,141
               $16,264          $13,598          $15,636
5/02           $18,798          $14,476          $18,200


The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Given the Fund's value-oriented style, the Russell 2000 Value Index is a more appropriate Index with which to compare the Fund. The Fund will compare its performance to the Russell 2000 Value Index in the future. You cannot invest directly in the Indices.

Small-cap stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

Past performance does not guarantee future results. Return and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Cap Value Fund

PERFORMANCE UPDATE 5/31/02                                        CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/02   11/30/01
                 $26.10    $22.44

Distributions per Share   Income      Short-Term      Long-Term
(11/30/01 - 5/31/02)      Dividends   Capital Gains   Capital Gains
                            --            --               --

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to the growth of the Russell 2000 Index and the Russell 2000 Value Index.

-------------------------------------------------
Cumulative Total Returns
(As of May 31, 2002)

                    Net Asset    Public Offering
Period                Value        Price/CDSC*
Life-of-Class
(9/28/01)            30.37%          29.37%
-------------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to investments sold within one year of purchase.

Growth of $10,000

[THE FOLLOWING INFO WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Pioneer
              Small Cap
                Value         Russell 2000    Russell 2000
Date            Fund*            Index         Value Index

9/01            $9,900          $10,000          $10,000
11/01          $11,097          $11,404          $11,672
5/02           $12,807          $12,141          $12,802


The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Given the Fund's value-oriented style, the Russell 2000 Value Index is a more appropriate Index with which to compare the Fund. The Fund will compare its performance to the Russell 2000 Value Index in the future. You cannot invest directly in the Indices.

Small-cap stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

Past performance does not guarantee future results. Return and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Cap Value Fund

PORTFOLIO MANAGEMENT DISCUSSION 5/31/02

David Adams, an eight-year Pioneer veteran, has assumed leadership of Pioneer's small company investment team, replacing Kenneth Fuller who left the firm in May. Mr. Adams has been an integral member of the team for nearly five years. His review of the factors behind Pioneer Small Cap Value Fund's recent strong performance follows.

Q.   How did the Fund perform over the last six months?

A. For the six months ending May 31, 2002, Pioneer Small Cap Value Fund's Class A, B and C shares returned 16.61%, 16.20% and 16.31% respectively, at net asset value. These results were about in line with the 16.60% return of the Russell 2000 Value Index, the Fund's benchmark, over the same period.

Q. What was the background like for small-cap value companies over this period?

A. Late last year, investors were looking over their shoulders at the events of September 11th and showing little interest in equities. The resulting fall in stock prices produced attractive valuations in several small-cap sectors. Investor interest followed, and prices began to recover. Geopolitical concerns, corporate scandals and a fuzzy economic picture in the United States led to heightened volatility in May and June. Overall, results among small stocks were favorable, with value outperforming growth.

Q.   Given that background, what strategies did you employ?

A. Starting last fall, we sought to capitalize on opportunities that emerged during the market's slump. That search led us to attractive companies in consumer and industrial sectors. As always, valuation measures were foremost in our bottom-up stock selection process. We have also been increasing the average market capitalization of the stocks in the portfolio, under the Fund's broadened investment mandate.

Q. Why were so many consumer stocks selling at low valuations, and why have they recovered?

A. There were fears that September's abrupt drop in consumer spending would persist for some time. The retrenchment was short-lived, however, and by November, spending on non-essential goods and services was rebounding vigorously. Reasonable stock values and improving business conditions encouraged us to increase exposure

Pioneer Small Cap Value Fund


     to consumer sectors, including specialty retailing and restaurant companies, a decision that helped boost performance.

Q.   Please give us some examples.

A. Guitar Center is a 33-city chain of stores selling guitars and electronic equipment to amateur and professional musicians. This company, whose stock was a very strong performer over the period, has expanded sales nationwide through growing use of their web site. Guitar Center is also capturing market share from two troubled competitors.

     Charming Shoppes caters to the fast-growing market for women's plus-sized clothing. The recent acquisition of Lane Bryant is proving beneficial to results. Among restaurants, Rare Hospitality, operator of the LongHorn Steakhouse, The Capital Grille and Bugaboo Creek chains, did well. The company benefited from a recovery of consumer confidence and the trend to casual dining.

Q.   What opportunities did you find among industrial stocks?

A. Our stock selection process uncovered a number of capital goods and commercial services companies with good prospects and strong fundamentals. As a result, we overweighted these sectors compared to the Fund's benchmark.

     One of our best performers was Nortek, a supplier to the residential and commercial building industry. Nortek benefited from a mild winter, lower material costs and internal efforts at cost control. Among business service providers, Right Management, an outplacement specialist, and FTI Consulting, a bankruptcy and litigation consultant, did well.

Q. You have a large commitment to financial stocks. How did that sector perform?

A. We continued to emphasize Real Estate Investment Trusts, including some well-run companies with good business dynamics. REITs, which often pay generous dividends, also appeared to offer better investment opportunities than regional banks or savings and loan companies. Entertainment Property Trust, a REIT that provides financing for movie megaplexes, was a strong performer, thanks to solid revenue gains and bottom-line growth.

Pioneer Small Cap Value Fund

PORTFOLIO MANAGEMENT DISCUSSION 5/31/02                              (continued)

     On the minus side, shares of Medallion Financial, which finances medallions for taxi owners in New York and elsewhere, declined. In addition to the impact of September 11th, Medallion failed to restructure its debt successfully. We think the stock's current low price overstates the company's difficulties. And our decision to underemphasize banks caused us to lose ground when stocks of some regionals moved ahead.

Q.   What other areas had an impact on performance?

A. The Fund's exposure to health care was small but beneficial. Our top performer for this period was AMERIGROUP, a multi-state managed health care company. AMERIGROUP taps into mandated state funding to administer preventive and therapeutic care for beneficiaries of Medicaid and other programs. Another standout was Rent-Way, the second largest operator of rent-to-purchase outlets for consumers with problematic credit histories. New management helped the company recover after a disappointing year.

Q.   Where did you encounter disappointing results?

A. Mutual Risk Management, a Bermuda-based alternative risk insurer, was hard hit by the events of 9/11 and suffered a severe capital squeeze that threatened its viability. Massey Energy encountered bottlenecks in its coal-mining operations. In addition, the mild winter sapped demand for electricity, allowing utilities to reduce coal consumption. Technology and telecommunications were also weak, but the Fund had limited exposure to these areas.

Q.   What is your outlook for the economy and for small company stocks?

A. Despite confusing crosscurrents, we believe that the recession may be over, at least in some areas of the economy. Increased interest in the small-cap sector has sharpened the challenge of finding outstanding values, but every day stocks fall from favor and attract our interest. We never seem to run out of ideas worth investigating, companies with good balance sheets, superior financial health and business models that can generate adequate cash and good quality earnings. Currently, we are identifying reasonably valued small companies in a number of sectors that hold good promise; this should continue if the economy stabilizes and begins to expand again.

Pioneer Small Cap Value Fund

SCHEDULE OF INVESTMENTS 5/31/02 (unaudited)

  Shares                                                          Value
              COMMON STOCKS - 90.2%
              Miscellaneous - 0.4%
 150,000      Remec Inc.*                                  $  1,107,000
                                                           ------------
              Total Miscellaneous                          $  1,107,000
                                                           ------------
              Energy - 5.7%
              Oil & Gas Drilling - 1.1%
 185,000      Key Energy Services Inc.*                    $  2,035,000
  43,500      Lufkin Industries                               1,175,370
                                                           ------------
                                                           $  3,210,370
                                                           ------------
              Oil & Gas Exploration & Production - 4.0%
 149,000      Natco Group Inc.*                            $  1,224,780
  20,000      Penn Virginia Corp.                               709,800
 102,300      St. Mary Land & Exploration Co.                 2,369,268
 250,000      Swift Energy Co.*                               3,667,500
  50,000      Tom Brown, Inc.*                                1,363,000
 130,400      Unit Corp.*                                     2,433,264
                                                           ------------
                                                           $ 11,767,612
                                                           ------------
              Oil & Gas Refining Marketing &
              Transportation - 0.6%
  80,000      Pennzoil Co.                                 $  1,727,200
                                                           ------------
              Total Energy                                 $ 16,705,182
                                                           ------------
              Materials - 5.2%
              Construction Materials - 0.4%
  45,000      Granite Consturction Inc.                    $  1,039,950
                                                           ------------
              Diversified Metals & Mining - 0.9%
 198,800      Massey Energy Co.                            $  2,604,280
                                                           ------------
              Materials - 0.4%
  50,000      Federal Signal Corp.*                        $  1,265,000
                                                           ------------
              Paper Products - 1.4%
 232,700      Domtar Inc.                                  $  2,717,936
 199,000      Mercer International Inc.*                      1,482,550
                                                           ------------
                                                           $  4,200,486
                                                           ------------
              Specialty Chemicals - 0.5%
  60,000      Great Lakes Chemical*                        $  1,525,200
                                                           ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

SCHEDULE OF INVESTMENTS 5/31/02 (unaudited)                          (continued)

  Shares                                                         Value
              Steel - 1.6%
 283,000      Graftech International Ltd.*                $  3,257,330
  93,000      Maverick Tube Corp.*                           1,441,500
                                                          ------------
                                                          $  4,698,830
                                                          ------------
              Total Materials                             $ 15,333,746
                                                          ------------
              Capital Goods - 6.1%
              Building Products - 2.1%
 132,200      LSI Industries Inc.*                        $  2,333,330
  92,000      Nortek, Inc.*                                  3,956,920
                                                          ------------
                                                          $  6,290,250
                                                          ------------
              Electrical Components & Equipment - 0.5%
 175,000      Power-One, Inc.*                            $  1,573,250
                                                          ------------
              Industrial Conglomerates - 1.9%
  72,000      Brush Engineered Materials Inc.             $    939,600
 245,000      Cornell Companies Inc.*                        2,695,000
 143,600      N N Ball & Roller, Inc.                        1,520,724
  70,100      North American Palladium Ltd.*                   486,439
                                                          ------------
                                                          $  5,641,763
                                                          ------------
              Industrial Machinery - 1.6%
  46,600      Nacco Industries, Inc.+                     $  3,194,430
 100,000      Wabtec Corp.                                   1,370,000
                                                          ------------
                                                          $  4,564,430
                                                          ------------
              Total Capital Goods                         $ 18,069,693
                                                          ------------
              Commercial Services & Supplies - 8.1%
              Commercial Printing - 0.7%
  65,000      John H. Harland Co.                         $  2,120,950
                                                          ------------
              Diversified Commercial Services - 5.2%
 100,100      Chemed Corp.                                $  3,673,670
 107,500      FTI Consulting, Inc.*                          3,288,425
 144,400      Pegusus Systems, Inc.*                         2,129,900
 289,000      Rent-Way, Inc.*                                3,410,200
 104,750      Right Management Consultants, Inc.*            2,889,005
                                                          ------------
                                                          $ 15,391,200
                                                          ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

  Shares                                                           Value
              Employment Services - 2.2%
  65,600      Bally Total Fitness Holding Corp.*            $  1,354,640
 215,000      Hall, Kinion & Associates, Inc.*                 2,545,600
  45,300      Heidrick & Struggles International*                983,463
 132,300      Korn/Ferry International*                        1,418,256
                                                            ------------
                                                            $  6,301,959
                                                            ------------
              Total Commercial Services & Supplies          $ 23,814,109
                                                            ------------
              Transportation - 2.5%
              Marine - 1.2%
 225,000      Stelmar Shipping Ltd.*                        $  3,570,750
                                                            ------------
              Railroads - 1.3%
 159,600      Genesee & Wyoming, Inc.*                      $  3,737,832
                                                            ------------
              Total Transportation                          $  7,308,582
                                                            ------------
              Automobiles & Components - 1.9%
              Auto Parts & Equipment - 0.9%
 130,100      Applied Industrial Technologies, Inc.         $  2,569,475
                                                            ------------
              Automobile Manufacturers - 1.0%
 200,000      Joy Global Inc.*                              $  3,012,000
                                                            ------------
              Total Automobiles & Components                $  5,581,475
                                                            ------------
              Consumer Durables & Apparel - 6.2%
              Apparel, Accessories & Luxury Goods - 1.9%
 317,100      Charming Shoppes, Inc.*                       $  2,457,525
 203,400      Wilsons The Leather Experts, Inc.*               3,024,558
                                                            ------------
                                                            $  5,482,083
                                                            ------------
              Footwear - 2.2%
 253,650      Maxwell Shoe Co., Inc.*                       $  3,472,469
  82,400      Stage Stores, Inc.*                              2,935,088
                                                            ------------
                                                            $  6,407,557
                                                            ------------
              Home Furnishings - 1.4%
 143,500      Oneida Ltd.                                   $  2,597,350
 125,000      Quaker Fabric Corp.*                             1,630,000
                                                            ------------
                                                            $  4,227,350
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

SCHEDULE OF INVESTMENTS 5/31/02 (unaudited)                          (continued)

  Shares                                                       Value
              Housewares & Specialties - 0.2%
 100,000      Lo-Jack Corp.*                            $    522,000
                                                        ------------
              Leisure Products - 0.5%
 108,500      Equity Marketing Inc.*                    $  1,476,685
                                                        ------------
              Total Consumer Durables & Apparel         $ 18,115,675
                                                        ------------
              Hotels Restaurants & Leisure - 2.2%
              Restaurants - 2.2%
  51,700      IDine Rewards Network*                    $    522,170
 109,900      O'Charley's Inc.*                            2,524,403
 118,100      Rare Hospitality International, Inc.*        3,324,515
                                                        ------------
                                                        $  6,371,088
                                                        ------------
              Total Hotels Restaurants & Leisure        $  6,371,088
                                                        ------------
              Media - 1.9%
              Advertising - 1.2%
 127,000      R.H. Donnelley Corp.*                     $  3,638,550
                                                        ------------
              Publishing - 0.7%
 108,900      Advanced Marketing Services, Inc.         $  1,905,750
                                                        ------------
              Total Media                               $  5,544,300
                                                        ------------
              Retailing - 9.5%
              Apparel Retail - 1.5%
 159,800      Gadzooks Inc.*                            $  2,039,048
 158,600      Phillips-Van Heusen Corp.                    2,490,020
                                                        ------------
                                                        $  4,529,068
                                                        ------------
              Catalog Retail - 0.2%
  35,000      Coldwater Creek Inc.*                     $    698,600
                                                        ------------
              Computer & Electronics Retail - 1.1%
 233,000      Inter-TAN, Inc.*                          $  3,110,550
                                                        ------------
              Distributors - 1.2%
 198,400      Department 56, Inc.*                      $  3,571,200
                                                        ------------
              General Merchandise Stores - 1.3%
 131,700      Blyth Industries, Inc.                    $  3,671,796
                                                        ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

  Shares                                                           Value
              Specialty Stores - 4.2%
 180,000      Guitar Center Inc.*                           $  3,299,400
 196,700      Hancock Fabrics, Inc.                            3,654,686
 150,000      Handleman Co.*                                   1,800,000
  18,000      Lithia Motors, Inc.*                               460,800
 120,300      School Specialty Inc.*                           3,195,168
                                                            ------------
                                                            $ 12,410,054
                                                            ------------
              Total Retailing                               $ 27,991,268
                                                            ------------
              Food & Drug Retailing - 1.0%
              Food Retail - 1.0%
  56,300      Fresh Del Monte Produce Inc.*                 $  1,366,963
  40,000      Hain Celestial Group, Inc.*                        687,200
  45,000      Horizon Organic Holding Corp.*                     771,750
                                                            ------------
                                                            $  2,825,913
                                                            ------------
              Total Food & Drug Retailing                   $  2,825,913
                                                            ------------
              Food Beverage & Tobacco - 0.8%
              Agricultural Products - 0.8%
 100,800      Embrex, Inc.*                                 $  2,359,728
                                                            ------------
              Total Food Beverage & Tobacco                 $  2,359,728
                                                            ------------
              Household & Personal Products - 1.0%
              Household Products - 1.0%
 225,200      Nu Skin Enterprises Inc.                      $  2,815,000
                                                            ------------
              Total Household & Personal Products           $  2,815,000
                                                            ------------
              Health Care Equipment & Services - 4.2%
              Health Care Distributors & Services - 1.4%
 105,500      Pediatrix Medical Group, Inc.*                $  4,014,275
                                                            ------------
              Health Care Equipment - 1.5%
  75,000      Haemonetics Corp.*                            $  2,244,000
 198,500      Rita Medical Systems, Inc.*                      1,985,000
 173,000      Vascular Solutions, Inc.*                          335,620
                                                            ------------
                                                            $  4,564,620
                                                            ------------
              Health Care Facilities - 0.6%
  39,100      Triad Hospitals, Inc.*                        $  1,766,929
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

SCHEDULE OF INVESTMENTS 5/31/02 (unaudited)                          (continued)

  Shares                                                        Value
              Managed Health Care - 0.7%
  70,000      AMERIGROUP Corp.*                          $  2,041,200
                                                         ------------
              Total Health Care Equipment & Services     $ 12,387,024
                                                         ------------
              Pharmaceuticals & Biotechnology - 0.6%
              Pharmaceuticals - 0.6%
 150,000      Kendle International Inc.*                 $  1,845,000
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $  1,845,000
                                                         ------------
              Banks - 1.8%
 104,900      Banner Corp.                               $  2,287,869
 219,200      BankAtlantic Bancorp, Inc.                    2,444,080
  14,850      Whitney Holding Corp.                           529,106
                                                         ------------
                                                         $  5,261,055
                                                         ------------
              Total Banks                                $  5,261,055
                                                         ------------
              Diversified Financials - 6.2%
              Consumer Finance - 1.0%
 135,500      Advanta Corp.                              $  1,876,675
 227,300      Medallion Financial Corp.                     1,018,304
                                                         ------------
                                                         $  2,894,979
                                                         ------------
              Diversified Financial Services - 5.2%
 120,000      Actrade Financial Technologies Ltd.*       $  2,132,400
  87,000      Advanta Corp. (Class B)                       1,187,550
  86,200      Dollar Thrifty Automotive Group*              2,003,288
  68,600      Financial Federal Corp.*                      2,339,260
 110,700      Irwin Financial Corp.                         2,202,930
 131,300      Profit Recovery Group International*          1,835,574
 277,000      Ventas, Inc.                                  3,642,550
                                                         ------------
                                                         $ 15,343,552
                                                         ------------
              Total Diversified Financials               $ 18,238,531
                                                         ------------
              Insurance - 2.5%
              Life & Health Insurance - 0.6%
 191,000      Conseco, Inc.*                             $    532,890
  72,600      FBL Financial Group, Inc.                     1,436,028
                                                         ------------
                                                         $  1,968,918
                                                         ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

  Shares                                                                 Value
              Property & Casualty Insurance - 1.9%
  56,500      IPC Holdings Ltd.                                   $  1,758,280
  42,000      Philadelphia Consolidated Holding Corp.*               1,777,440
 100,000      Stewart Information Services Corp.*                    1,985,000
                                                                  ------------
                                                                  $  5,520,720
                                                                  ------------
              Total Insurance                                     $  7,489,638
                                                                  ------------
              Real Estate - 5.7%
              Real Estate Investment Trusts - 4.5%
 134,000      Bedford Property Investors, Inc.                    $  3,572,440
 149,500      Entertainment Properties Trust                         3,393,650
  43,600      Lasalle Hotel Properties                                 623,480
 105,000      Pennsylvania Real Estate Investment Trust, Inc.        2,719,500
 124,000      Universal Health Realty, Inc.                          3,087,600
                                                                  ------------
                                                                  $ 13,396,670
                                                                  ------------
              Real Estate Management & Development - 1.2%
 200,000      Trizec Properties Inc.*                             $  3,440,000
                                                                  ------------
              Total Real Estate                                   $ 16,836,670
                                                                  ------------
              Software & Services - 2.9%
              Application Software - 2.5%
 140,000      Avant! Corp.*                                       $  2,613,800
 365,000      E.Piphany, Inc.*                                       1,514,750
 205,500      SPSS Inc.*                                             3,288,000
                                                                  ------------
                                                                  $  7,416,550
                                                                  ------------
              Internet Software & Services - 0.4%
 235,000      WatchGuard Technologies Inc.*                       $  1,189,100
                                                                  ------------
              Total Software & Services                           $  8,605,650
                                                                  ------------
              Technology Hardware & Development - 8.7%
              Electronic Equipment & Instruments - 1.7%
   2,406      Del Global Technologies Corp.*                      $      9,263
 140,040      Oak Technology, Inc.*                                  1,812,118
  37,000      Photon Dynamics Inc.*                                  1,494,060
  80,000      Power Integrations, Inc.*                              1,804,000
                                                                  ------------
                                                                  $  5,119,441
                                                                  ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

SCHEDULE OF INVESTMENTS 5/31/02 (unaudited)                          (continued)

  Shares                                                             Value
              Networking Equipment - 0.5%
 180,000      Computer Network Tech Corp.*                    $  1,512,000
                                                              ------------
              Semiconductor Equipment - 3.7%
  45,000      Advanced Energy Industries, Inc.*               $  1,363,500
  52,000      ATMI, Inc.*                                        1,385,800
 100,000      Brooks Automation, Inc.*                           3,017,000
 190,000      EMCORE Corp.*                                      1,362,300
  80,000      Nanometrics Inc.*                                  1,356,000
 103,000      Photronics, Inc.*                                  2,355,610
                                                              ------------
                                                              $ 10,840,210
                                                              ------------
              Semiconductors - 2.1%
 215,000      Adaptec, Inc.*                                  $  2,788,550
 175,000      AXT, Inc.*                                         1,727,250
 180,000      HI/FN Inc.*                                        1,575,000
                                                              ------------
                                                              $  6,090,800
                                                              ------------
              Telecommunications Equipment - 0.7%
 210,000      Lightbridge Inc.*                               $  2,163,000
                                                              ------------
              Total Technology Hardware & Development         $ 25,725,451
                                                              ------------
              Telecommunication Services - 0.9%
              Integrated Telecommunication Services - 0.9%
 294,000      Boston Communications Group, Inc.*              $  2,601,900
                                                              ------------
              Total Telecommunication Services                $  2,601,900
                                                              ------------
              Utilities - 4.2%
              Gas Utilities - 4.2%
  88,900      AGL Resources Inc.*                             $  2,035,810
  20,000      Cascade Natural Gas Corp.*                           465,800
 139,800      NUI Corp.                                          3,562,104
  70,000      People's Energy Corp.*                             2,756,600
 249,800      Southwestern Energy Co.*                           3,506,294
                                                              ------------
                                                              $ 12,326,608
                                                              ------------
              Total Utilities                                 $ 12,326,608
                                                              ------------
              TOTAL COMMON STOCKS
              (Cost $218,491,779)                             $265,260,286
                                                              ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

      Shares                                                                    Value
                    RIGHTS/WARRANTS - 0.0%
                    Technology Hardware & Equipment - 0.0%
        962         Del Global Technologies*                             $         --
                                                                         ------------
                    TOTAL RIGHTS/WARRANTS
                    (Cost $0)                                            $         --
                                                                         ------------
   Principal
     Amount
                    TEMPORARY CASH INVESTMENT - 9.8%
                    Repurchase Agreement - 9.8%
$28,900,000         Credit Suisse First Boston Group, Inc., 1.74%,
                    dated 5/30/02, repurchase price of $28,900,000,
                    plus accrued interest on 6/3/02 collateralized by
                    $30,730,000 U.S. Treasury Notes, 5.5%, 2/28/03       $ 28,900,000
                                                                         ------------
                    TOTAL TEMPORARY CASH INVESTMENT
                    (Cost $28,900,000)                                   $ 28,900,000
                                                                         ------------
                    TOTAL INVESTMENT IN SECURITIES AND
                    TEMPORARY CASH INVESTMENT
                    (Cost $247,391,779)(a)                               $294,160,286
                                                                         ============

*    Non income producing securities.

+ A portion of this investment has been pledged to cover margin requirements for futures contracts.

 (a) At May 31, 2002, the net unrealized gain on investments based on cost for federal income tax purposes of $247,361,905 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                            $56,320,191

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                             (9,521,810)
                                                                          -----------
    Net unrealized gain                                                   $46,798,381
                                                                          -----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2002, aggregated $118,024,295 and $37,731,278, respectively


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

BALANCE SHEET 5/31/02 (unaudited)

ASSETS:
  Investment in securities (including temporary cash
    investment of $28,900,000) (cost $247,391,779)          $294,160,286
  Cash                                                           650,614
  Receivables -
    Investment securities sold                                   379,401
    Fund shares sold                                           4,872,557
    Collateral for securities loaned, at fair value           10,178,510
    Dividends, interest and foreign taxes withheld               223,764
  Other                                                            3,066
                                                            ------------
        Total assets                                        $310,468,198
                                                            ------------
LIABILITIES:
  Payables -
    Investments securities purchased                        $  5,152,659
    Fund shares repurchased                                    2,295,184
    Upon return of securities loaned                          10,178,510
    Variation margin                                               8,250
  Due to affiliates                                              466,453
  Accrued expenses                                                69,658
                                                            ------------
        Total liabilities                                   $ 18,170,714
                                                            ------------
NET ASSETS:
  Paid-in capital                                           $237,505,712
  Accumulated net investment loss                               (970,348)
  Accumulated net realized gain on investments, foreign
    currency transactions and futures contracts                9,447,656
  Net unrealized gain on investments                          46,768,507
  Net unrealized loss on futures contracts                      (454,043)
                                                            ------------
  Total net assets                                          $292,297,484
                                                            ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $139,068,520/5,310,219 shares)          $      26.19
                                                            ============
  Class B (based on $135,375,469/5,375,765 shares)          $      25.18
                                                            ============
  Class C (based on $17,853,495/ 684,124 shares)            $      26.10
                                                            ============
MAXIMUM OFFERING PRICE:
  Class A                                                   $      27.79
                                                            ============
  Class C                                                   $      26.36
                                                            ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 5/31/02

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $488)         $ 1,058,500
  Interest                                                      181,345
  Income from securities loaned, net                             20,902
                                                            -----------
        Total investment income                                              $ 1,260,747
                                                                             -----------

EXPENSES:
  Management fees                                           $ 1,202,813
  Transfer agent fees
    Class A                                                     123,130
    Class B                                                     118,543
    Class C                                                       8,967
  Distribution fees
    Class A                                                     128,819
    Class B                                                     545,089
    Class C                                                      30,479
  Administrative fees                                            24,912
  Custodian fees                                                 16,163
  Registration fees                                              26,680
  Professional fees                                              21,077
  Printing                                                       27,168
  Fees and expenses of nonaffiliated trustees                     4,195
  Miscellaneous                                                   8,833
                                                            -----------
    Total expenses                                                           $ 2,286,868
    Less fees paid indirectly                                                    (21,699)
                                                                             -----------
    Net expenses                                                             $ 2,265,169
                                                                             -----------
      Net investment loss                                                    $(1,004,422)
                                                                             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY TRANSACTIONS AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
    Investments                                             $ 8,563,157
    Futures contracts                                         1,150,584
    Assets and liabilities denominated in
      foreign currencies                                           (636)     $ 9,713,105
                                                            -----------      -----------
  Change in net unrealized gain (loss) on:
    Investments                                             $20,734,498
    Futures contracts                                          (926,493)     $19,808,005
                                                            -----------      -----------
  Net gain on investments and futures contracts                              $29,521,110
                                                                             -----------
  Net increase in net assets resulting from operations                       $28,516,688
                                                                             ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 5/31/02 and the Year Ended 11/30/01

                                                          Six Months
                                                             Ended
                                                            5/31/02          Year Ended
                                                          (unaudited)         11/30/01
FROM OPERATIONS:
Net investment loss                                      $ (1,004,422)      $ (1,122,578)
Net realized gain on investments and
  futures contracts                                         9,713,105          6,702,133
Change in net unrealized gain (loss) on investments        19,808,005         15,429,571
                                                         ------------       ------------
Net increase in net assets resulting from operations     $ 28,516,688       $ 21,009,126
                                                         ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
Class A ($0.00 and $0.84 per share, respectively)        $          -       $ (2,643,159)
Class B ($0.00 and $0.84 per share, respectively)                   -         (3,338,525)
Class C ($0.00 and $0.84 per share, respectively)                   -            (28,280)
                                                         ------------       ------------
Total distributions to shareowners                       $          -       $ (6,009,964)
                                                         ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $129,565,530       $ 53,768,269
Reinvestment of distributions                                       -          4,970,236
Cost of shares repurchased                                (29,936,618)       (48,813,191)
                                                         ------------       ------------
Net increase in net assets resulting from fund
  share transactions                                     $ 99,628,912       $  9,925,314
                                                         ------------       ------------
Net increase in net assets                               $128,145,600       $ 24,924,476
NET ASSETS:
Beginning of period                                       164,151,884        139,227,408
                                                         ------------       ------------
End of period (including accumulated net investment
  income (loss) of ($970,348) and $34,074,
  respectively)                                          $292,297,484       $164,151,884
                                                         ============       ============

                                  '02 Shares      '02 Amount
                                  (unaudited)     (unaudited)      '01 Shares     '01 Amount
CLASS A
Shares sold                        2,515,754      $64,000,299       1,154,691     $26,417,660
Reinvestment of distributions              -                -         105,261       2,358,913
Less shares repurchased             (493,894)     (12,543,060)       (873,694)    (19,710,064)
                                   ---------      -----------      ----------     -----------
Net increase                       2,021,860      $51,457,239         386,258     $ 9,066,509
                                   =========      ===========      ==========     ===========
CLASS B
Shares sold                        1,918,544      $47,314,027       1,194,585     $26,522,201
Reinvestment of distributions              -                -         119,933       2,594,202
Less shares repurchased             (669,272)     (15,918,182)     (1,323,417)    (29,098,054)
                                   ---------      -----------      ----------     -----------
Net increase (decrease)            1,249,272      $31,395,845          (8,899)    $    18,349
                                   =========      ===========      ==========     ===========
CLASS C
Shares sold                          704,606      $18,251,204          37,657     $   828,408
Reinvestment of distributions              -                -             765          17,121
Less shares repurchased              (58,681)      (1,475,376)           (223)         (5,073)
                                   ---------      -----------      ----------     -----------
Net increase                         645,925      $16,775,828          38,199     $   840,456
                                   =========      ===========      ==========     ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

FINANCIAL HIGHLIGHTS 5/31/02

                                                                   Six Months
                                                                      Ended
                                                                     5/31/02       Year Ended
CLASS A                                                            (unaudited)      11/30/01
Net asset value, beginning of period                                $  22.46        $ 20.10
                                                                    --------        -------
Increase (decrease) from investment operations:
  Net investment loss                                               $  (0.16)       $ (0.09)
  Net realized and unrealized gain (loss) on investments,
    foreign currency transactions, and futures contracts                3.89           3.29
                                                                    --------        -------
 Net increase (decrease) from investment operations                 $   3.73        $  3.20
Distributions to shareowners:
  Net realized gain                                                        -          (0.84)
                                                                    --------        -------
Net increase (decrease) in net asset value                          $   3.73        $  2.36
                                                                    --------        -------
Net asset value, end of period                                      $  26.19        $ 22.46
                                                                    ========        =======
Total return*                                                          16.61%         15.92%
Ratio of net expenses to average net assets+                            1.70%**        1.79%
Ratio of net investment loss to average net assets+                    (0.55)%**      (0.33)%
Portfolio turnover rate                                                   38%**          49%
Net assets, end of period (in thousands)                            $139,069        $73,855
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          1.70%**        1.79%
  Net investment loss                                                  (0.55)%**      (0.33)%
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          1.68%**        1.76%
  Net investment loss                                                  (0.53)%**      (0.30)%

                                                                                                           2/28/97
                                                                 Year Ended   Year Ended   Year Ended         to
CLASS A                                                           11/30/00     11/30/99     11/30/98     11/30/97 (a)
Net asset value, beginning of period                              $ 17.40      $ 13.85      $ 17.84        $ 15.00
                                                                  -------      -------      -------        -------
Increase (decrease) from investment operations:
  Net investment loss                                             $ (0.12)     $ (0.08)     $ (0.15)       $ (0.07)
  Net realized and unrealized gain (loss) on investments,
    foreign currency transactions, and futures contracts             3.13         3.63        (2.77)          2.91
                                                                  -------      -------      -------        -------
  Net increase (decrease) from investment operations              $  3.01      $  3.55      $ (2.92)       $  2.84
Distributions to shareowners:
  Net realized gain                                                 (0.31)           -        (1.07)             -
                                                                  -------      -------      -------        -------
Net increase (decrease) in net asset value                        $  2.70      $  3.55      $ (3.99)       $  2.84
                                                                  -------      -------      -------        -------
Net asset value, end of period                                    $ 20.10      $ 17.40      $ 13.85        $ 17.84
                                                                  =======      =======      =======        =======
Total return*                                                       17.26%       25.63%      (17.17)%        18.93%
Ratio of net expenses to average net assets+                         1.72%        2.02%        1.85%          1.76%**
Ratio of net investment loss to average net assets+                 (0.27)%      (0.71)%      (0.83)%        (0.60)%**
Portfolio turnover rate                                                61%          78%          81%            55%**
Net assets, end of period (in thousands)                          $58,323      $33,714      $36,528        $51,825
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       1.72%        2.02%        1.85%          2.12%**
  Net investment loss                                               (0.27)%      (0.71)%      (0.83)%        (0.96)%**
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       1.69%        1.98%        1.84%          1.70%**
  Net investment loss                                               (0.24)%      (0.67)%      (0.82)%        (0.54)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

FINANCIAL HIGHLIGHTS 5/31/02

                                                                   Six Months
                                                                      Ended
                                                                     5/31/02       Year Ended
CLASS B                                                            (unaudited)      11/30/01
Net asset value, beginning of period                                $  21.67        $ 19.56
                                                                    --------        -------
Increase (decrease) from investment operations:
  Net investment loss                                               $  (0.08)       $ (0.22)
  Net realized and unrealized gain (loss) on investments,
    foreign currency transactions, and futures contracts                3.59           3.17
                                                                    --------        -------
  Net increase (decrease) from investment operations                $   3.51        $  2.95
Distributions to shareowners:
  Net realized gain                                                        -          (0.84)
                                                                    --------        -------
Net increase (decrease) in net asset value                          $   3.51        $  2.11
                                                                    --------        -------
Net asset value, end of period                                      $  25.18        $ 21.67
                                                                    ========        =======
Total return*                                                          16.20%         15.08%
Ratio of net expenses to average net assets+                            2.43%**        2.52%
Ratio of net investment loss to average net assets+                    (1.28)%**      (1.06)%
Portfolio turnover rate                                                   38%**          49%
Net assets, end of period (in thousands)                            $135,375        $89,440
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          2.43%**        2.52%
  Net investment loss                                                  (1.28)%**      (1.06)%
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.41%**        2.49%
  Net investment loss                                                  (1.26)%**      (1.03)%

                                                                                                           2/28/97
                                                                 Year Ended   Year Ended   Year Ended         to
CLASS B                                                           11/30/00     11/30/99     11/30/98     11/30/97 (a)
Net asset value, beginning of period                              $ 17.07      $ 13.69      $  17.77       $ 15.00
                                                                  -------      -------      -------        -------
Increase (decrease) from investment operations:
  Net investment loss                                             $ (0.18)     $ (0.24)     $ (0.25)       $ (0.16)
  Net realized and unrealized gain (loss) on investments,
    foreign currency transactions, and futures contracts             2.98         3.62        (2.76)          2.93
                                                                  -------      -------      -------        -------
  Net increase (decrease) from investment operations              $  2.80      $  3.38      $ (3.01)       $  2.77
Distributions to shareowners:
  Net realized gain                                                 (0.31)           -        (1.07)             -
                                                                  -------      -------      -------        -------
Net increase (decrease) in net asset value                        $  2.49      $  3.38      $ (4.08)       $  2.77
                                                                  -------      -------      -------        -------
Net asset value, end of period                                    $ 19.56      $ 17.07      $ 13.69        $ 17.77
                                                                  =======      =======      =======        =======
Total return*                                                       16.36%       24.69%      (17.78)%        18.47%
Ratio of net expenses to average net assets+                         2.45%        2.73%        2.55%          2.48%**
Ratio of net investment loss to average net assets+                 (1.01)%      (1.42)%      (1.53)%        (1.32)%**
Portfolio turnover rate                                                61%          78%          81%            55%**
Net assets, end of period (in thousands)                          $80,905      $56,711      $57,252        $70,971
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       2.45%        2.73%        2.55%          2.81%**
  Net investment loss                                               (1.01)%      (1.42)%      (1.53)%        (1.65)%**
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.42%        2.69%        2.54%          2.42%**
  Net investment loss                                               (0.98)%      (1.38)%      (1.52)%        (1.26)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

FINANCIAL HIGHLIGHTS 5/31/02

                                                             Six Months
                                                                Ended            9/28/01
                                                               5/31/02              to
                                                             (unaudited)       11/30/01 (a)
CLASS C
Net asset value, beginning of period                          $ 22.44            $20.77
                                                              -------            ------
Increase (decrease) from investment operations:
  Net investment loss                                         $ (0.18)           $(0.02)
  Net realized and unrealized gain on investments,
    foreign currency transactions, futures contracts             3.84              2.53
                                                              -------            ------
  Net increase from investment operations                     $  3.66            $ 2.51
Distributions to shareowners:
  Net realized gain                                                 -             (0.84)
                                                              -------            ------
Net increase in net asset value                               $  3.66            $ 1.67
                                                              -------            ------
Net asset value, end of period                                $ 26.10            $22.44
                                                              =======            ======
Total return*                                                   16.31%            12.09%
Ratio of net expenses to average net assets+                     2.47%**           2.71%**
Ratio of net investment loss to average net assets+             (1.35)%**         (1.47)%**
Portfolio turnover rate                                            38%**             49%**
Net assets, end of period (in thousands)                      $17,853            $  857
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                   2.42%**           2.54%**
  Net investment loss                                           (1.30)%**         (1.30)%**

(a)  Class C shares were first publicly offered on September 28, 2001.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS 5/31/02 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund), formerly Pioneer Micro-Cap Fund, is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Shares of Class A, Class B, and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded

Pioneer Small Cap Value Fund


     on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as and the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. Settlements from litigation and class action suits are recognized when the Fund acquires an enforceable right to such awards. Included in net realized gain on investment is $3,424 of class action settlements received by the Fund during the six months ended May 31, 2002.

     The Fund invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract,

Pioneer Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS 5/31/02 (unaudited)                    (continued)

     the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At May 31, 2002 open futures contracts were as follows:

-----------------------------------------------------------------------
                   Number of
                   Contracts    Settlement     Market     Unrealized
Type             Long/(Short)      Month        Value     Gain (Loss)
----------------------------------------------------------------------
Russel 2000          66            6/02      16,090,800    (454,043)
-----------------------------------------------------------------------

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter

Pioneer Small Cap Value Fund


     for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $85,966 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2002.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B, and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund loans securities in its Portfolio to certain brokers, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of the collateral at period end is disclosed on the balance sheet. As of May 31, 2002, the Fund loaned securities having a fair market value approximately $9,739,085 and received collateral of $10,178,510 for the loan.

Pioneer Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS 5/31/02 (unaudited)                    (continued)

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.10% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2002, $278,649 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $27,238 in transfer agent fees payable to PIMSS at May 31, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A, Class B, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal

Pioneer Small Cap Value Fund


services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in due to affiliates is $160,566 in distribution fees payable to PFD at May 31, 2002.

In addition, redemptions of each Class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2002, CDSCs in the amount of $98,488 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended May 31, 2002, the Fund's expenses were reduced by $21,699 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2002, the fund had no borrowings under this agreement.

Pioneer Small Cap Value Fund

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
Mary K. Bush                         Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.               Vice President
Margaret B.W. Graham                 Vincent Nave, Treasurer
Marguerite A. Piret                  Joseph P. Barri, Secretary
Daniel T. Geraci
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                          Growth and Income Funds
United States                         Pioneer Fund
Pioneer Core Equity Fund***           Pioneer Balanced Fund
Pioneer Growth Shares                 Pioneer Equity Income Fund
Pioneer Mid Cap Growth Fund+          Pioneer Value Fund (formerly
Pioneer Mid Cap Value Fund              Pioneer II)
Pioneer Small Company Fund
Pioneer Small Cap Value Fund++        Income Funds
                                      Taxable
International/Global                  Pioneer America Income Trust
Pioneer Emerging Markets Fund         Pioneer Bond Fund
Pioneer Europe Fund                   Pioneer High Yield Fund
Pioneer Europe Select Fund            Pioneer Strategic Income Fund
Pioneer International Equity Fund**
  (formerly Pioneer World Equity      Tax-Free
  Fund)                               Pioneer Tax Free Income Fund
Pioneer International Value Fund**
  (formerly Pioneer International     Money Market Fund
  Growth Fund)                        Pioneer Cash Reserves Fund*

Sector Funds
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

  * An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
 **  Name change effective July 30, 2001.
***  Formerly Pioneer Tax Managed Fund. Name change effective May 1, 2002.
  +  Name change effective September 21, 2001.
 ++  Name change effective September 6, 2001.

Note: Pioneer Indo-Asia Fund merged into Pioneer Emerging Markets Fund on September 28, 2001. Pioneer Limited Maturity Bond Fund merged into Pioneer Bond Fund on September 28, 2001.

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information about any Pioneer fund, call your financial advisor, or call Pioneer directly at 1-800-225-6292. Please request a free prospectus, which contains information about fund charges and expenses. Read it carefully before you invest or send money.


[LOGO]
Pioneer Investment Management, Inc.                                11998-00-0702
60 State Street                         (C) 2002 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                    [Recycle logo] Printed on Recycled Paper